Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Mar. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018
ASSETS
Other assets, net	$ 17,238		$ 15,596
Total assets	1,356,588		1,334,903		$ 1,283,836
LIABILITIES
Other liabilities	20,259		19,174
Total liabilities	1,271,690		1,254,863
Stockholders' equity	84,898		80,040		$ 76,662
Total liabilities and stockholders' equity	$ 1,356,588		$ 1,334,903
TD Ameritrade [member]
ASSETS
Receivables from brokers, dealers, and clearing organizations		$ 2,178		$ 1,809
Receivables from clients, net		27,836		29,773
Other assets, net		21,804		17,811
Total assets		51,818		49,393
LIABILITIES
Payable to brokers, dealers, and clearing organizations		3,313		3,923
Payable to clients		31,135		30,126
Other liabilities		6,220		4,809
Total liabilities		40,668		38,858
Stockholders' equity		11,150		10,535
Total liabilities and stockholders' equity		$ 51,818		$ 49,393